Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-20115
Entity Registrant Name	METHANEX CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	2860
Entity Address, Address Line One	1800 Waterfront Centre
Entity Address, Address Line Two	200 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3M1
City Area Code	604
Local Phone Number	661-2600
Title of 12(b) Security	Common Shares
Trading Symbol	MEOH
Security Exchange Name	NASDAQ
Security Reporting Obligation	15(d)
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	67,387,492
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Entity Central Index Key	0000886977
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Agent for service in United States
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940